Commitments and Contingencies (Details) ¥ in Millions	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Jan. 13, 2022	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²
Commitments and Contingencies [Line Items]
Capital expenditure cip project	$ 13,456,946
Future minimum capital expenditures for next 12 month	3,511,729
Commercial office space totaling (in Square Meters) | m²				2,749.3	2,749.3
Prepayments made to a related party for purchase of property				$ 4,500,000	¥ 32
Prepayment	3,400,000	¥ 25
Mr. Gang Lai [Member]
Commitments and Contingencies [Line Items]
Equity interests			5.00%	5.00%	5.00%
Jiangxi Yueshang [Member]
Commitments and Contingencies [Line Items]
Prepayment	$ 2,250,000	¥ 16